Document and Entity Information	Nov. 23, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Nov. 23, 2021
Entity Registrant Name	Brookline Capital Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39488
Entity Tax Identification Number	85-1260244
Entity Address, Address Line One	280 Park Avenue, Suite 43W
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	603-6716
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001814140
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	BCACU
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	BCACW
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BCAC
Security Exchange Name	NASDAQ